Significant Accounting Policies - Property and Equipment (Details) - USD ($) $ in Millions	6 Months Ended		9 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Property and equipment
Depreciation expenses	$ 16.1	$ 12.0	$ 24.3	$ 18.9
Computers and equipment | Minimum
Property and equipment
Estimated useful lives of assets	3 years		3 years
Computers and equipment | Maximum
Property and equipment
Estimated useful lives of assets	4 years		4 years
Furniture and fixtures
Property and equipment
Estimated useful lives of assets	5 years		5 years